Summary of Plant Property And Equipment (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buildings And Equipment Minimum	Dec. 31, 2012 Buildings And Equipment Maximum	Dec. 31, 2012 Central Office And Other Network Equipment Minimum	Dec. 31, 2012 Central Office And Other Network Equipment Maximum	Dec. 31, 2012 Cable Poles And Conduit Minimum	Dec. 31, 2012 Cable Poles And Conduit Maximum	Dec. 31, 2012 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Maximum	Dec. 31, 2012 Furniture Vehicles And Other Minimum	Dec. 31, 2012 Furniture Vehicles And Other Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)			15 years	45 years	3 years	15 years	11 years	50 years	5 years	20 years	3 years	20 years
Land	$ 859	$ 862
Buildings and equipment	22,909	21,969
Central office and other network equipment	113,262	107,322
Cable, poles and conduit	53,761	67,190
Leasehold improvements	5,404	5,030
Work in progress	4,126	3,417
Furniture, vehicles and other	9,254	9,836
Plant, property and equipment	209,575	215,626
Less accumulated depreciation	120,933	127,192
Total	$ 88,642	$ 88,434